John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Shares	Value
Preferred securities (A) 118.9% (77.7% of Total investments)		$540,314,974
(Cost $522,781,781)
Communication services 10.9%		49,521,855
Diversified telecommunication services 2.9%
Qwest Corp., 6.125%	30,000	741,000
Qwest Corp., 6.500%	110,790	2,824,037
Qwest Corp., 6.750%	220,000	5,792,600
Qwest Corp., 6.875%	138,346	3,602,530
Wireless telecommunication services 8.0%
Telephone & Data Systems, Inc., 6.625% (B)	168,297	4,742,609
Telephone & Data Systems, Inc., 6.875% (B)	115,519	2,934,183
Telephone & Data Systems, Inc., 7.000% (B)	283,000	7,199,520
United States Cellular Corp., 6.950% (B)(C)	673,600	17,163,328
United States Cellular Corp., 7.250%	165,825	4,522,048
Consumer staples 3.0%		13,760,000
Food and staples retailing 3.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	160,000	13,760,000
Energy 1.3%		5,766,600
Oil, gas and consumable fuels 1.3%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,766,600
Financials 43.0%		195,493,587
Banks 21.3%
Bank of America Corp., 6.000% (B)	108,575	2,958,669
Bank of America Corp. (6.450% to 12-2-19, then 3 month LIBOR + 1.327%) (B)	110,000	2,962,300
Bank of America Corp., 6.500% (B)	180,000	4,600,800
BB&T Corp. (Callable 12-3-19), 5.200% (B)	326,250	8,329,163
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.306% (B)(E)	265,000	7,231,850
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	8,671,271
Fifth Third Bancorp, 6.000%	150,000	4,119,000
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (B)(E)	361,904	9,557,885
JPMorgan Chase & Co., 5.450% (B)	60,000	1,502,400
JPMorgan Chase & Co., 6.100% (B)	276,500	7,094,990
JPMorgan Chase & Co., 6.125% (B)	501,419	12,690,915
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	164,500	4,362,540
The PNC Financial Services Group, Inc., 5.375% (B)	70,000	1,810,900
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	145,000	3,942,550
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	130,000	3,556,800
Wells Fargo & Company, 6.000% (B)	200,000	5,090,000
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,772,526
Western Alliance Bancorp, 6.250%	20,000	533,000
Capital markets 7.6%
Ares Management Corp., 7.000% (B)	2,525	67,594
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	125,000	3,518,750
Morgan Stanley, 6.625% (B)	175,000	4,457,250
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	86,000	2,447,560
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	405,472	11,787,071
State Street Corp., 5.250% (B)	45,000	1,144,350
State Street Corp., 6.000% (B)(C)	445,000	11,303,000
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.6%
Capital One Financial Corp., 6.700%	52,925	$1,342,178
Navient Corp., 6.000% (B)	244,271	5,786,780
Insurance 12.3%
Aegon Funding Corp. II, 5.100% (B)	214,000	5,512,640
American International Group, Inc., 5.850% (B)	170,000	4,618,900
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	250,000	7,027,500
Brighthouse Financial, Inc., 6.600%	222,187	6,196,795
Prudential Financial, Inc., 5.750% (B)	120,000	3,112,800
Prudential PLC, 6.500% (B)(C)	103,000	2,773,790
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)(C)	46,750	1,329,103
The Phoenix Companies, Inc., 7.450% (B)	216,500	3,483,052
Unum Group, 6.250%	127,500	3,498,600
W.R. Berkley Corp., 5.625% (B)(C)	733,545	18,419,315
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	879,000
Industrials 2.2%		9,972,988
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (B)(C)	385,504	9,972,988
Information technology 2.3%		10,288,690
Semiconductors and semiconductor equipment 2.3%
Broadcom, Inc., 8.000%	9,500	10,288,690
Real estate 5.5%		25,152,145
Equity real estate investment trusts 5.5%
American Homes 4 Rent, Series E, 6.350%	35,000	930,300
American Homes 4 Rent, Series F, 5.875%	146,511	3,829,798
Digital Realty Trust, Inc., 6.350%	922	23,834
Digital Realty Trust, Inc., 6.625%	10,925	290,933
Public Storage, 5.200% (B)	130,375	3,308,918
Public Storage, 5.375% (B)	21,275	541,874
Senior Housing Properties Trust, 5.625% (B)(C)	665,020	16,226,488
Utilities 50.7%		230,359,109
Electric utilities 16.9%
Duke Energy Corp., 5.125% (B)(C)	656,624	16,645,418
Duke Energy Corp., 5.750% (B)	160,000	4,464,000
Entergy Louisiana LLC, 5.250% (B)	120,000	3,112,800
Interstate Power & Light Company, 5.100% (B)	108,837	2,836,292
NextEra Energy Capital Holdings, Inc., 5.125% (B)	80,000	2,012,800
NSTAR Electric Company, 4.780% (B)	15,143	1,590,015
PPL Capital Funding, Inc., 5.900% (B)	805,000	20,471,150
SCE Trust II, 5.100% (B)(C)	357,795	8,136,258
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	477,400
The Southern Company, 6.250% (B)(C)	155,000	4,090,450
The Southern Company, 6.750% (B)	245,000	13,024,200
Gas utilities 4.9%
South Jersey Industries, Inc., 5.625%	300,000	7,863,000
South Jersey Industries, Inc., 7.250% (B)(C)	283,600	14,463,600
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities 28.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	290,000	$8,053,300
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)(C)	420,050	11,740,398
CenterPoint Energy, Inc., 7.000%	615,000	31,365,000
CMS Energy Corp., 5.625% (B)	187,515	5,074,156
Dominion Energy, Inc., 7.250% (B)(C)	265,900	28,507,139
DTE Energy Company (Callable 12-3-19), 5.250% (B)	249,477	6,346,695
DTE Energy Company (Callable 12-1-22), 5.250% (B)	160,000	4,302,400
DTE Energy Company, 6.000% (B)	62,950	1,712,240
DTE Energy Company, 6.250%	144,300	7,327,554
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	237,872	6,541,480
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	288,000	7,980,480
Sempra Energy, 5.750% (B)	270,000	7,155,000

Sempra Energy, 6.750%	43,600	5,065,884
Common stocks 4.3% (2.8% of Total investments)		$19,543,477
(Cost $25,469,948)
Communication services 0.4%		1,941,000
Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)	150,000	1,941,000
Energy 3.9%		17,602,477
Oil, gas and consumable fuels 3.9%
Equitrans Midstream Corp. (B)	358,446	4,989,568
Kinder Morgan, Inc. (B)	441,452	8,820,209
The Williams Companies, Inc. (B)	170,000	3,792,700

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 25.7% (16.8% of Total investments)				$116,789,885
(Cost $112,483,219)
Communication services 1.6%				7,250,989
Wireless telecommunication services 1.6%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	6,262,000	7,250,989
Consumer discretionary 2.2%				9,775,521
Automobiles 2.2%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	9,739,000	9,775,521
Energy 5.3%				24,226,248
Oil, gas and consumable fuels 5.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)(C)(G)	7.375	12-15-22	9,297,000	8,948,363
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	4.927	11-01-66	8,050,000	6,037,500
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(G)	6.625	02-15-28	6,500,000	6,199,375
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	3,000,000	3,041,010
Financials 12.5%				56,900,422
Banks 10.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(G)	5.875	03-15-28	2,500,000	2,748,625
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (G)	7.750	09-15-23	3,000,000	3,195,000
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (B)(G)	7.375	08-19-25	6,800,000	$7,684,000
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (G)	6.000	07-06-23	3,750,000	3,937,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	6,000,000	6,375,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(G)	6.500	03-23-28	6,500,000	6,881,875
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (G)	5.700	04-15-23	2,000,000	2,062,140
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(G)	7.500	06-27-24	6,000,000	6,570,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (G)	8.000	08-10-25	3,175,000	3,631,406
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(G)	5.900	06-15-24	2,000,000	2,160,000
Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (D)(G)	7.250	09-12-25	2,400,000	2,610,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(G)	7.500	07-17-23	3,290,000	3,547,936
Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	4,000,000	4,362,040
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (B)(C)	5.700	09-15-48	1,000,000	1,134,900
Industrials 1.1%				5,004,000
Trading companies and distributors 1.1%
AerCap Holdings NV (5.875% to 10-10-24, then 5 Year CMT + 4.535%)	5.875	10-10-79	4,800,000	5,004,000
Utilities 3.0%				13,632,705
Electric utilities 2.7%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	4,250,000	4,778,955
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	7,500,000	7,331,250
Multi-utilities 0.3%

NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(G)	5.650	06-15-23	1,500,000	1,522,500
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$6,003,252
(Cost $5,574,000)
Utilities 1.3%				6,003,252
Multi-utilities 1.3%
Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	6,003,252

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9% (1.9% of Total investments)				$13,169,000
(Cost $13,169,000)
U.S. Government Agency 2.4%				10,886,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	11-01-19	1,934,000	1,934,000
Federal Home Loan Bank Discount Note	1.500	11-01-19	8,952,000	8,952,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Par value^	Value
Repurchase agreement 0.5%		2,283,000

Repurchase Agreement with State Street Corp. dated 10-31-19 at 0.550% to be repurchased at $2,283,035 on 11-1-19, collateralized by $2,310,000 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $2,332,047, including interest)	2,283,000	2,283,000
Total investments (Cost $679,477,948) 153.1%		$695,820,588
Other assets and liabilities, net (53.1%)		(241,446,425)
Total net assets 100.0%		$454,374,163

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-19 was $462,532,940. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $173,433,872.
(C)	All or a portion of this security is on loan as of 10-31-19, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-19:
United States	87.6%
Canada	4.4%
United Kingdom	4.3%
France	1.1%
Bermuda	1.0%
Other countries	1.6%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Dec 2019	$(68,346,398)	$(67,754,375)	$592,023
						$592,023
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,105,191)	$(1,105,191)
								—	$(1,105,191)	$(1,105,191)

(a)	At 10-31-19, the 3 month LIBOR was 1.902%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$49,521,855	$49,521,855	—	—
Consumer staples	13,760,000	—	$13,760,000	—
Energy	5,766,600	5,766,600	—	—
Financials	195,493,587	192,010,535	3,483,052	—
Industrials	9,972,988	9,972,988	—	—
Information technology	10,288,690	10,288,690	—	—
Real estate	25,152,145	25,152,145	—	—
Utilities	230,359,109	222,227,614	8,131,495	—
Common stocks	19,543,477	19,543,477	—	—
Corporate bonds	116,789,885	—	116,789,885	—
Capital preferred securities	6,003,252	—	6,003,252	—
Short-term investments	13,169,000	—	13,169,000	—
Total investments in securities	$695,820,588	$534,483,904	$161,336,684	—
Derivatives:
Assets
Futures	$592,023	$592,023	—	—
Liabilities
Swap contracts	(1,105,191)	—	$(1,105,191)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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